Credit Risk - Summary of IFRS 9 Credit Quality (Parenthetical) (Detail) - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [abstract]
Retail mortgage offers in pipeline	£ 7.6	£ 6.2